Contents of Significant Accounts - Details of Investments Accounted for Under the Equity Method (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2024 USD ($)
Investments in associates and joint ventures [line items]
Amount	$ 33,274,869	$ 32,785,800	$ 1,014,787
SILICON INTEGRATED SYSTEMS CORP. (SIS) [member]
Investments in associates and joint ventures [line items]
Amount	$ 1,922,753	$ 2,373,060
Percentage of ownership or voting rights, Associates	19.02%	19.02%
FARADAY TECHNOLOGY CORP. (FARADAY) [member]
Investments in associates and joint ventures [line items]
Amount	$ 2,484,001	$ 1,990,073
Percentage of ownership or voting rights, Associates	13.80%	13.78%
UNIMICRON TECHNOLOGY CORP. (UNIMICRON) [member]
Investments in associates and joint ventures [line items]
Amount	$ 13,824,584	$ 13,644,560
Percentage of ownership or voting rights, Associates	13.01%	13.05%
MTIC HOLDINGS PTE. LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Associates	45.44%	45.44%
UNITECH CAPITAL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 556,610	$ 625,667
Percentage of ownership or voting rights, Associates	42.00%	42.00%
TRIKNIGHT CAPITAL CORPORATION (TRIKNIGHT) [member]
Investments in associates and joint ventures [line items]
Amount	$ 1,298,112	$ 2,109,906
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH CAPITAL CORP. [member]
Investments in associates and joint ventures [line items]
Amount	$ 266,066	$ 235,098
Percentage of ownership or voting rights, Associates	40.00%	40.00%
PURIUMFIL INC. [member]
Investments in associates and joint ventures [line items]
Amount	$ 12,340	$ 11,474
Percentage of ownership or voting rights, Associates	40.00%	40.00%
HSUN CHIEH INVESTMENT CO., LTD. (HSUN CHIEH) [member]
Investments in associates and joint ventures [line items]
Amount	$ 4,723,930	$ 4,126,878
Percentage of ownership or voting rights, Associates	36.49%	36.49%
YANN YUAN INVESTMENT CO., LTD. (YANN YUAN) [member]
Investments in associates and joint ventures [line items]
Amount	$ 8,044,460	$ 7,516,327
Percentage of ownership or voting rights, Associates	26.78%	26.78%
UNITED LED CORPORATION HONG KONG LIMITED [member]
Investments in associates and joint ventures [line items]
Amount	$ 101,468	$ 93,793
Percentage of ownership or voting rights, Associates	25.14%	25.14%
VSENSE CO., LTD. [member]
Investments in associates and joint ventures [line items]
Amount	$ 0	$ 0
Percentage of ownership or voting rights, Associates	23.98%	23.98%
TRANSLINK CAPITAL PARTNERS I, L.P. [member]
Investments in associates and joint ventures [line items]
Amount	$ 40,545	$ 58,964
Percentage of ownership or voting rights, Associates	10.38%	10.38%